S000026835 [Member] Shareholder Fees	Mar. 31, 2025 USD ($)
TWEEDY, BROWNE INTERNATIONAL VALUE FUND II - CURRENCY UNHEDGED | TWEEDY BROWNE INTERNATIONAL VALUE FUND II - CURRENCY UNHEDGED
Prospectus [Line Items]
Shareholder Fee, Other	$ 0